Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - BSA Plan (Parenthetical) (Detail) - € / shares	1 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Fair value of price per share subscription warrant	€ 0.79	€ 2.15